UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2015 (unaudited)

LK Balanced Fund
Description	Shares	Value
COMMON STOCKS - 61.6%
Consumer Discretionary - 9.5%
Cato, Class A	12,500	$425,375
Discovery Communications, Series C *	19,000	461,510
LKQ *	11,000	311,960
McDonald's	2,000	197,060
Walt Disney	7,000	715,400
Winnebago Industries	13,000	248,950
		2,360,255
Consumer Staples - 3.3%
ConAgra Foods	11,500	465,865
Procter & Gamble	5,000	359,700
		825,565
Energy - 3.5%
Chesapeake Energy	20,000	146,600
Chevron	4,418	348,492
ConocoPhillips	8,000	383,680
		878,772
Financials - 14.9%
Berkshire Hathaway, Class A *	2	390,480
Berkshire Hathaway, Class B *	2,900	378,160
Brookfield Asset Management, Class A	15,000	471,600
Leucadia National	14,400	291,744
Plum Creek Timber - REIT	8,000	316,080
Symetra	22,500	711,900
Texas Pacific Land Trust	6,000	841,500
The St. Joe Company *	17,000	325,210
		3,726,674
Health Care - 6.7%
Johnson & Johnson	6,000	560,100
Pfizer	20,000	628,200
Thermo Fisher Scientific	4,000	489,120
		1,677,420
Industrials - 13.5%
Aerojet Rocketdyne Holdings *	22,000	355,960
Boeing	4,500	589,275
Chicago Bridge & Iron	16,000	634,560
Costamare	25,000	306,750
Kansas City Southern	4,600	418,048
Lincoln Electric Holdings	11,600	608,188
Precision Castparts	2,000	459,420
		3,372,201
Information Technology - 2.5%
Microsoft	14,000	619,640
Materials - 5.7%
Cemex SAB de CV - ADR *	40,820	285,332
Compass Minerals International	6,000	470,220
Constellium, Class A *	44,000	266,640
Vulcan Materials	4,500	401,400
		1,423,592
Telecommunication Services - 2.0%
Verizon Communications	11,700	509,067
Total Common Stocks
(Cost $11,665,627)		15,393,186

CORPORATE BONDS - 25.3%	Par
Consumer Discretionary - 3.1%
McDonald's
1.875%, 05/29/2019	$250,000	$250,355
Viacom
3.875%, 12/15/2021	250,000	246,211
Walt Disney
5.875%, 12/15/2017	250,000	275,375
		771,941
Consumer Staples - 5.3%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	277,163
Campbell Soup
2.500%, 08/02/2022	300,000	288,846
Coca-Cola
7.125%, 08/01/2017	150,000	166,365
Procter & Gamble
1.800%, 11/15/2015	275,000	275,467
Wal-Mart Stores
3.625%, 07/08/2020	300,000	324,464
		1,332,305
Energy - 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	283,250
Murphy Oil
3.700%, 12/01/2022	250,000	208,094
		491,344
Financials - 4.1%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	268,605
JPMorgan Chase
3.500%, 03/28/2027 ^	250,000	250,694
Morgan Stanley
5.000%, 10/15/2030 ^	500,000	500,613
		1,019,912
Health Care - 3.6%
Pfizer
4.650%, 03/01/2018	250,000	270,143
Stryker
4.375%, 01/15/2020	200,000	218,389
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	148,243
Wyeth
5.500%, 02/15/2016	250,000	254,590
		891,365
Industrials - 2.0%
Hexcel
4.700%, 08/15/2025	250,000	255,430
United Parcel Service
2.450%, 10/01/2022	250,000	245,620
		501,050
Information Technology - 4.3%
Corning
7.530%, 03/01/2023	110,000	126,271

Intel
2.700%, 12/15/2022	$250,000	$245,881
Motorola Solutions
3.750%, 05/15/2022	250,000	233,138
Qualcomm
3.450%, 05/20/2025	500,000	472,709
		1,077,999
Telecommunication Services - 1.0%
Qwest
7.125%, 11/15/2043	250,000	245,000
Total Corporate Bonds
(Cost $6,301,466)		6,330,916

MUNICIPAL BONDS - 5.8%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	204,804
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 - BHAC Insured	190,000	190,464
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	201,616
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	358,526
Omaha, Nebraska Special Tax, Build America Bonds
Series B
4.130%, 10/15/2016	220,000	225,907
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	267,558
Total Municipal Bonds
(Cost $1,427,385)		1,448,875

U.S. GOVERNMENT SECURITIES - 4.3%
Federal National Mortgage Association
2.750%, 04/03/2028 ^	500,000	500,344
U.S. Treasury Notes #
2.125%, 01/15/2019	277,893	296,167
1.125%, 01/15/2021	272,745	283,692
		579,859
Total U.S. Government Securities
(Cost $1,049,093)		1,080,203

SHORT-TERM INVESTMENT - 3.8%	Shares
First American Government Obligations, Class Z, 0.01% (a)
(Cost $945,501)	945,501	945,501

Total Investments - 100.8%
(Cost $21,389,072)		25,198,681
Other Assets and Liabilities, Net - (0.8)%		(210,998)
Total Net Assets - 100.0%		$24,987,683

*	Non-income producing security.
^	Variable rate security - The rate shown is the rate in effect as of Septemer 30, 2015.
(a)	The rate shown is the annualized seven day effective yield as of September 30, 2015.
#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

ADR- American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT- Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,393,186	$-	$-	$15,393,186
Corporate Bonds	-	6,330,916	-	6,330,916
Municipal Bonds	-	1,448,875	-	1,448,875
U.S. Government Securities	-	1,080,203	-	1,080,203
Short-Term Investment	945,501	-	-	945,501
Total Investments	$16,338,687	$8,859,994	$-	$25,198,681

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

LK Balanced Fund

Cost of investments	$21,389,072

Gross unrealized appreciation	5,648,098
Gross unrealized depreciation	(1,838,489)
Net unrealized appreciation	$3,809,609

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                    James R. Arnold, President

Date  November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                    James R. Arnold, President

Date  November 19, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, Treasurer

Date  November 19, 2015